Sep. 28, 2017

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.

BlackRock Total Return Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock FundsSM

BlackRock Advantage Large Cap Growth Fund

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Energy & Resources Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock High Equity Income Fund

BlackRock International Dividend Fund

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Money Market Portfolio

BlackRock Tactical Opportunities Fund

BlackRock Funds II

BlackRock High Yield Bond Portfolio

BlackRock U.S. Government Bond Portfolio

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Large Cap Series Funds, Inc.

BlackRock Advantage Large Cap Core Fund

BlackRock Advantage Large Cap Value Fund

BlackRock Large Cap Focus Growth Fund

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Municipal Bond Fund, Inc.

BlackRock National Municipal Fund

BlackRock Natural Resources Trust

BlackRock Value Opportunities Fund, Inc.

(each, a “Fund” and collectively, the “Funds”)

Supplement dated September 28, 2017 to the Prospectuses of each Fund

Effective on or about the close of business on December 27, 2017, as specified below, all of the issued and outstanding shares of certain share classes of the Funds (the “Original Shares”) will be converted into other existing share classes of the Funds (the “New Shares”) with the same relative aggregate net asset value as the Original Shares held immediately prior to the conversion. The New Shares currently have lower total expense ratios, and equal or lower distribution fees and shareholder servicing fees payable under the Fund’s 12b-1 plan than the Original Shares. No sales load, fee, or other charge will be imposed on the conversion of these shares and, once converted, the New Shares will not be subject to the contingent deferred sales charge (if any) currently charged on the redemption of the Original Shares. Please refer to your Fund’s Prospectus for more information on the New Shares. The conversion is not expected to be a taxable event for federal income tax purposes and should not result in recognition of gain or loss by converting shareholders.

Fund	Original Shares	New Shares
BlackRock Advantage Large Cap Core Fund	Investor B	Investor A
BlackRock Advantage Large Cap Growth Fund	Investor B	Investor A
BlackRock Advantage Large Cap Value Fund	Investor B	Investor A
BlackRock All-Cap Energy & Resources Portfolio	Investor B	Investor A
BlackRock Balanced Capital Fund, Inc.	Investor B	Investor A
BlackRock Basic Value Fund, Inc.	Investor B	Investor A
BlackRock Capital Appreciation Fund, Inc.	Investor B	Investor A
BlackRock Energy & Resources Portfolio	Investor B	Investor A

BlackRock Equity Dividend Fund	Investor B	Investor A
BlackRock Global Allocation Fund, Inc.	Investor B	Investor A
BlackRock Global SmallCap Fund, Inc.	Investor B	Investor A
BlackRock Health Sciences Opportunities Portfolio	Investor B	Investor A
BlackRock High Equity Income Fund	Investor B	Investor A
BlackRock High Yield Bond Portfolio	Investor B	Investor A
BlackRock High Yield Bond Portfolio	Investor B1	Investor A
BlackRock International Dividend Fund	Investor B	Investor A
BlackRock Large Cap Focus Growth Fund	Investor B	Investor A
BlackRock Latin America Fund, Inc.	Investor B	Investor A
BlackRock Long-Horizon Equity Fund	Investor B	Investor A
BlackRock Mid-Cap Growth Equity Portfolio	Investor B	Investor A
BlackRock Money Market Portfolio	Investor B	Investor A
BlackRock National Municipal Fund	Investor B	Investor A
BlackRock Natural Resources Trust	Investor B	Investor A
BlackRock Tactical Opportunities Fund	Investor B	Investor A
BlackRock Total Return Fund	Investor B	Investor A
BlackRock U.S. Government Bond Portfolio	Investor B1	Investor A
BlackRock Value Opportunities Fund, Inc.	Investor B	Investor A